Income Taxes (Schedule Of Federal Net Operating Losses And Tax Credit Carryforwards) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Net Operating Losses	$ 125,747
Research and Development Tax Credits	2,196	$ 2,279
2018-2021 [Member
Operating Loss Carryforwards [Line Items]
Net Operating Losses	44,639
Research and Development Tax Credits	809
2022-2025 [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Losses	42,814
2026-2036 [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Losses	38,294
Research and Development Tax Credits	$ 1,387